Subsequent Events - Additional Information (Detail) (Subsequent Event) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Feb. 28, 2013	Apr. 30, 2013 Fire Rain
Subsequent Event [Line Items]
Capital contributed to joint venture of registered capital	$ 0.8	5.2
Investments under equity method, Percentage			51.50%	58.50%
Percentage of equity interest transferred by individual to Group				33.50%